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                       METLIFE INVESTORS INSURANCE COMPANY
                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT A

                     SUPPLEMENT DATED SEPTEMBER 19, 2011 TO
                          PROSPECTUS DATED MAY 1, 2011

This supplement describes a change to the availability of the optional Enhanced Death Benefit II (EDB II) rider that will be effective for Class A variable annuity contracts issued by MetLife Investors Insurance Company ("we," "us," or "our"). This change is effective for contracts issued based on applications and necessary information that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on October 7, 2011.

IN ORDER TO RECEIVE THE ENHANCED DEATH BENEFIT II RIDER, YOUR APPLICATION AND NECESSARY INFORMATION MUST BE RECEIVED BY OUR METLIFE ANNUITY SERVICE CENTER, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON OCTOBER 7, 2011.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus dated May 1, 2011 for the contract. It should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 709-2811 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

ENHANCED DEATH BENEFIT II (EDB II) RIDER

The Enhanced Death Benefit II optional death benefit will no longer be available for purchase, effective for applications and necessary paperwork that we receive in good order at our MetLife Annuity Service Center after the close of the New York Stock Exchange on October 7, 2011.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife Investors Distribution Company                   Telephone: 800-709-2811
5 Park Plaza, Suite 1900, Irvine, CA 92614

                                                                    SUPP-MOA0911